Other Equity Matters (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Feb. 06, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend		$ 150.0	$ 200.0
Preferred stock, redemption price per share (in dollars per share)		$ 25.00
Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative dividends		$ 2.6
F
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction	$ 144.6
Payments for repurchase of preferred stock and preference stock	$ 5.4